Schedule of reconciliation of adjusted loss on sale (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Cash consideration adjustment			$ 2,874
Kenshaw Solar Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Carrying amount of net assets sold adjustment	7,000	$ 10,100
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Cash consideration adjustment	808	1,211
Fair value of contingent consideration adjustment
Cost to sell adjustment
Carrying amount of net assets sold adjustment	$ (36)	$ (54)
Disposal groups classified as held for sale [member] | Kenshaw Solar Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Gain on sale - as estimated at June 30, 2022			34	$ 50
Cash consideration adjustment			378	529
Fair value of contingent consideration adjustment			(3,965)	(5,548)
Cost to sell adjustment			(18)	(25)
Carrying amount of net assets sold adjustment			(283)	(397)
Loss on sale			$ (3,854)	$ (5,391)